Equity-Accounted Joint Ventures - Bahrain LNG Joint Venture - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2015 ft³	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 14, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		100.00%
Term of charter contract (in years)		20 years
Due from joint ventures		$ 0	$ 79,108,000
Maximum
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)		3.25%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%	30.00%
Subordinated debt		$ 73,400,000		$ 71,200,000
Due from joint ventures			79,100,000
Interest rate (in percentage)		6.00%
Interest accrued on advances		$ 500,000	$ 0
Bahrain LNG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)			1.25%
Bahrain LNG Joint Venture | Daewoo Shipbuilding & Marine Engineering Co. Ltd. | Modified Vessel
Schedule of Equity Method Investments [Line Items]
Term of charter contract (in years)	21 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal
Schedule of Equity Method Investments [Line Items]
Length of charter contract (in years)	20 years
Bahrain LNG Joint Venture | LNG Receiving and Regasification Terminal | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³	800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Bahrain LNG Joint Venture | GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	24.00%
Bahrain LNG Joint Venture | Samsung C&T
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	16.00%